LONG-TERM DEBT - Scheduled principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Principal Payments
2021		$ 33,427	$ 62,679
2022		46,718	46,717
2023		68,818	68,818
2024		23,190	23,190
2025		12,679	12,677
Total		184,832	214,081
Total	$ 211,089		186,210	$ 182,457	$ 244,373
Amortization of Debt Discounts
2021		122	260
2022		185	185
2023		112	112
2024		48	48
2025		10	10
Total	615	477	615	477	950
Amortization of Deferred Financing Costs
2021		435	917
2022		703	700
2023		430	430
2024		170	170
2025		160	160
Total	$ 2,377	$ 1,898	$ 2,377	$ 1,898	$ 3,653